Loans and Financing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 22, 2025
Loans and Financing [Line Items]
Revolving credit facilities	$ 3,000,000	$ 2,900,000
Commercial paper issued			$ 1,000,000
Outstanding balance		202,100
Maximum maturity days	397 days
Foreign Countries [Member]
Loans and Financing [Line Items]
Revolving credit facilities	$ 500	$ 500
Notes due 2029 [Member]
Loans and Financing [Line Items]
Percentage of due notes	3.00%
Notes due 2032 [Member]
Loans and Financing [Line Items]
Percentage of due notes	3.625%
Notes due 2031 [Member]
Loans and Financing [Line Items]
Percentage of due notes	4.25%